Schedule of Loss before Provision for income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
PRC		¥ (81,038)
Foreign		(2,817)
Income/(loss) before income tax expenses	$ (11,992)	¥ (83,855)	¥ 50,177	¥ (35,551)